AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE
Tax incentive	$ 1,808
RBP4 Pty Ltd
AUSTRALIA RESEARCH AND DEVELOPMENT TAX INCENTIVE
Refundable tax incentive (in percent)	48.50%	48.50%	48.50%
Maximum revenue during reimbursable period		$ 20,000
Tax incentive	$ 1,285		$ 1,863	$ 791